Stock-Based Compensation Plans - Stock Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 441	$ 376	$ 381
Annual non-employee Director stock award	698	507	320
Total Stock Compensation expense	$ 1,139	$ 883	$ 701